As filed with the U.S. Securities and Exchange Commission on January 5, 2012
File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                [X]
Pre-Effective Amendment No. __                                                                                                       [  ]
Post-Effective Amendment No. 142                                                                                                   [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                       [X]
Amendment No. 143

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)        (Zip Code)

Registrant’s Telephone Number, including Area Code        (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
 (Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[  ]           immediately upon filing pursuant to paragraph (b)
[X]           on February 6, 2012 pursuant to paragraph (b)
[  ]           60 days after filing pursuant to paragraph (a)(1)
[  ]           on [Date] pursuant to paragraph (a)(1)
[  ]           75 days after filing pursuant to paragraph (a)(2)
[  ]           on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

ASIA PACIFIC SMALL COMPANY PORTFOLIO – INSTITUTIONAL CLASS
CONTINENTAL SMALL COMPANY PORTFOLIO– INSTITUTIONAL CLASS
DFA COMMODITY STRATEGY PORTFOLIO– INSTITUTIONAL CLASS
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO– INSTITUTIONAL CLASS
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO– INSTITUTIONAL CLASS
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO– INSTITUTIONAL CLASS
DFA REAL ESTATE SECURITIES PORTFOLIO– INSTITUTIONAL CLASS
EMERGING MARKETS PORTFOLIO– INSTITUTIONAL CLASS
EMERGING MARKETS SMALL CAP PORTFOLIO– INSTITUTIONAL CLASS
EMERGING MARKETS CORE EQUITY PORTFOLIO– INSTITUTIONAL CLASS
EMERGING MARKETS VALUE PORTFOLIO– INSTITUTIONAL CLASS
ENHANCED U.S. LARGE COMPANY PORTFOLIO– INSTITUTIONAL CLASS
INTERNATIONAL CORE EQUITY PORTFOLIO– INSTITUTIONAL CLASS
INTERNATIONAL SMALL COMPANY PORTFOLIO– INSTITUTIONAL CLASS
INTERNATIONAL VECTOR EQUITY PORTFOLIO– INSTITUTIONAL CLASS
JAPANESE SMALL COMPANY PORTFOLIO– INSTITUTIONAL CLASS
LARGE CAP INTERNATIONAL PORTFOLIO– INSTITUTIONAL CLASS
U.S. CORE EQUITY 1 PORTFOLIO– INSTITUTIONAL CLASS
U.S. CORE EQUITY 2 PORTFOLIO– INSTITUTIONAL CLASS
U.S. LARGE CAP VALUE PORTFOLIO– INSTITUTIONAL CLASS
U.S. MICRO CAP PORTFOLIO– INSTITUTIONAL CLASS
U.S. SMALL CAP PORTFOLIO– INSTITUTIONAL CLASS
U.S. SMALL CAP VALUE PORTFOLIO– INSTITUTIONAL CLASS
U.S. TARGETED VALUE PORTFOLIO– INSTITUTIONAL CLASS
U.S. VECTOR EQUITY PORTFOLIO– INSTITUTIONAL CLASS
UNITED KINGDOM SMALL COMPANY PORTFOLIO– INSTITUTIONAL CLASS
WORLD EX U.S. VALUE PORTFOLIO– INSTITUTIONAL CLASS

This Post-Effective Amendment No. 142/143 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.
PART A -- Prospectus relating to the Institutional Class shares of the Registrant’s Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Core Equity Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio series of shares (the “Portfolios”)*

4.	PART B -- Statement of Additional Information relating to the Institutional Class shares of the Portfolios*

5.	PART C -- Other Information

6.	SIGNATURES

*
The Prospectus and Statement of Additional Information relating to the Institutional Class shares of the Portfolios are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment Nos. 136/137 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on November 7, 2011 (Accession Number 0001193125-11-299654).

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 142/143 to the Registration Statement of the Registrant is being filed solely for the purposes of delaying the effectiveness of Post-Effective Amendment Nos. 136/137, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on November 7, 2011 (Accession Number 0001193125-11-299654).

As stated on the cover page to this filing, this Post-Effective Amendment No. 142/143 is intended to become effective on February 6, 2012.

DFA INVESTMENT DIMENSIONS GROUP INC. (142/143)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 115/116 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            December 14, 2009.

(2)   Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(3)   Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(4)   Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re:
the allocation and classification of shares.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(5)   Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(6)   Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(7)   Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.

Incorporated herein by reference to:
Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(8)   Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(9)   Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(10) Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 127/128 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            May 11, 2011.

(11) Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:           August 25, 2011.

 (12) Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

 (13) Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(b)	By-Laws.
Amended and Restated By-Laws of the Registrant

Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 117/118 to Registrant’s Registration
                                 Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987, amended and restated February 28, 2010 re: the:
*           DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 30, 2010.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:
*	VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*	DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*	Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(e)	Form of Investment Advisory Agreement between the Registrant and DFA re:
*           DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 7, 2011.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*           DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Small Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:

*           International Small Company Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);

*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and

*           Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(2)	Addendum Number Two re: the reflection of the following name changes:
*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           U.S. Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:
*           DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           CSTG&E U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:           Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 7, 2011.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA International Value Ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 107/108 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 9, 2008.

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Micro Cap Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(mm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Value Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(nn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(oo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(pp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(qq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(rr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Continental Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(ss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(tt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(uu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(vv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           LWAS/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(ww)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(xx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Tax-Managed U.S. Marketwide Value Portoflio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(yy)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(zz)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(aaa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(bbb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Value Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           June 1, 2010.

(ddd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Commodity Strategy Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           August 16, 2010.

(eee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           December 15, 2010.

(fff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Investment Grade Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           December 15, 2010.

(ggg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Dimensional Retirement Equity Fund II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(hhh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(iii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(jjj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(kkk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(lll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            September 7, 2011.

(mmm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 135/136 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            October 18, 2011.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*           VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*           VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           February 25, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*	World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           June 1, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*	World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           June 1, 2010.

(mm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            August 16, 2010.

(nn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           DFA Commodity Strategy Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:           August 16, 2010.

(oo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           DFA Investment Grade Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            December 15, 2010.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           DFA Investment Grade Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            December 15, 2010.

(qq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           Dimensional Retirement Equity Fund II
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(rr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           Dimensional Retirement Equity Fund II
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(ss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:              August 25, 2011.

(tt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(uu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(vv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:           August 25, 2011.

(ww)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(xx)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(yy)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(zz)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration  Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(aaa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            September 7, 2011.

(bbb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            September 7, 2011.

(e)	Underwriting Contracts.
(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(f)	Bonus or Profit Sharing Plans.
Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:
*           Enhanced U.S. Large Company Portfolio;

*           DFA Two-Year Corporate Fixed Income Portfolio; and

*           DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registration Statement
                                                                                of the Registrant on form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(2)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
*	U.S. 9-10 Small Company Portfolio;

*	U.S. Large Company Portfolio;

*	DFA One-Year Fixed Income Portfolio;

*	DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and

*	DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(a)	Addendum Number One re: the addition of:
*           Tax-Managed U.S. 5-10 Portfolio

*           Tax-Managed U.S. 6-10 Small Company Portfolio

*           Tax-Managed International Value Portfolio

*           Tax-Managed U.S. Marketwide Value Portfolio
                                                               Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;

*           Tax-Managed U.S. 5-10 Value Portfolio X;

*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*           Tax-Managed DFA International Value Portfolio X

                                                               Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;

*           HD U.S. Large Company Portfolio;

*           LD U.S. Marketwide Value Portfolio; and

*           HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio; and the reflection of the following name changes:

*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2005.

(j)	Addendum Number Ten re: the addition of the:
*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;

*	U.S. Vector Equity Portfolio;

*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(3)	Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of January 13, 1998.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 125/126 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            February 28, 2011.

(h)	Other Material Contracts.
(1)	Transfer Agency Agreement.
Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(a)	Addendum Number One
Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;

*           Tax-Managed U.S. 5-10 Value Portfolio X;

*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*           Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;

*           HD U.S. Large Company Portfolio;

*           LD U.S. Marketwide Value Portfolio; and

*           HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio and the reflection of the following name changes:

*             LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

*             HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;

*	U.S. Vector Equity Portfolio;

*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Fourteen re: the addition of the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(2)	Administration and Accounting Agreement
Administration and Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation (“PFPC”) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(a)	Addendum Number One
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;

*           Tax-Managed U.S. 5-10 Value Portfolio X;

*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*           Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;

*           HD U.S. Large Company Portfolio;

*           LD U.S. Marketwide Value Portfolio; and

*           HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*           LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

*           HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;

*	U.S. Vector Equity Portfolio;

*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Seventeen re: the addition of the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(3)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
(a)	Dated January 6, 1993 re: the
*	DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Dated August 8, 1996 re: the:
*           Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(c)	Dated August 8, 1996 re: the
*           United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(d)	Dated August 8, 1996 re: the
*           Continental Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(e)	Form of Amended and Restated Administration Agreement dated March 30, 2006 re: the:
*           U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2006.

(f)	Dated August 8, 1996 re: the
*           Asia Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2006.

(g)	Dated January 6, 1993 re: the
*           U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:
*	U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:
*           U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the
*	RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(k)	Dated March 30, 1994 re:
*           Emerging Markets Portfolios

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(l)	Dated February 8, 1996 re: the:
*           Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(m)	Dated February 8, 1996 re: the
*           DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(n)	Dated August 8, 1996 re: the:
*           International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:
*           Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(p)	Dated November 30, 1997 re: the:
*           U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant's Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 23, 2001.

(q)	Form of Amended and Restated dated October 5, 1999 re: the:
*           U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(r)	Dated November 30, 1997 re: the:
*           Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(s)	Dated December 8, 1998 re: the:
*           Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(t)	Form of Dated August 1, 2001 re: the:
*           Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant's Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(4)	Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
*	RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA California Short-Term Municipal Bond Portfolio

*           TA U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(e)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           Emerging Markets Core Equity Portfolio

*           U.S. Core Equity 1 Portfolio

*           U.S. Core Equity 2 Portfolio

*           U.S. Vector Equity Portfolio

*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(f)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	U.S. Large Company Portfolio

*	U.S. Targeted Value Portfolio

*	International Small Company Portfolio

*	Japanese Small Company Portfolio

*	United Kingdom Small Company Portfolio

*	Continental Small Company Portfolio

*	Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small Company Portfolio)

*	Tax-Managed U.S. Equity Portfolio

*	DFA Short-Term Municipal Bond Portfolio

*	DFA Inflation-Protected Securities Portfolio

*	Emerging Markets Social Core Equity Portfolio

*	DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(g)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(h)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(j)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(k)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 112/113 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 26, 2008.

(l)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 113/114 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 23, 2008.

(m)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           Enhanced U.S. Large Company Portfolio

*           U.S. Large Cap Value Portfolio

*           U.S. Small Cap Value Portfolio

*           DFA International Value Portfolio

*           Emerging Markets Portfolio

*           Emerging Markets Value Portfolio

*           DFA One-Year Fixed Income Portfolio

*           DFA Two-Year Global Fixed Income Portfolio

*           DFA Real Estate Securities Portfolio

*           Large Cap International Portfolio

*           DFA Five-Year Government Portfolio

*           DFA Five-Year Global Fixed Income Portfolio

*           DFA Intermediate Government Fixed Income

Portfolio Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(n)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           U.S. Sustainability Core 1 Portfolio

*           International Sustainability Core 1 Portfolio

*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(o)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           TA World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(p)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(q)	Form of Fee Waiver Agreement between the Registrant and DFA re:
*           World ex U.S. Value Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      June 1, 2010.

(r)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*           DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      August 16, 2010.

(s)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re:
*           DFA California Intermediate-Term Municipal Bond Portfolio

*           DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      December 15, 2010.

(t)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re:
*           DFA California Short-Term Municipal Bond Portfolio

*           DFA Intermediate-Term Extended Quality Portfolio

*           DFA Inflation-Protected Securities Portfolio

*           DFA International Real Estate Securities Portfolio

*           DFA Long-Term Real Return Fixed Income Portfolio

*           DFA Selectively Hedged Global Fixed Income Portfolio

*           DFA Short-Term Extended Quality Portfolio

*           Emerging Markets Core Equity Portfolio

*           Emerging Markets Social Core Equity Portfolio

*           International Core Equity Portfolio

*           International Sustainability Core 1 Portfolio

*           International Vector Equity Portfolio

*           T.A. U.S. Core Equity 2 Portfolio

*           U.S. Core Equity 1 Portfolio

*           U.S. Core Equity 2 Portfolio

*           U.S. Sustainability Core 1 Portfolio

*           U.S. Vector Equity Portfolio

*           DFA Global Real Estate Securities Portfolio

*           DFA International Value ex Tobacco Portfolio

*           DFA Investment Grade Portfolio

*           T.A. World ex U.S. Core Equity Portfolio

*           International Small Company Portfolio

*           Japanese Small Company Portfolio

*           United Kingdom Small Company Portfolio

*           Continental Small Company Portfolio

*           Asia Pacific Small Company  Portfolio

*           Tax-Managed U.S. Equity Portfolio

*           U.S. Targeted Value Portfolio

*           DFA Commodity Strategy Portfolio

*           World ex U.S. Value Portfolio

*           DFA California Intermediate-Term Municipal Bond Portfolio

*           DFA Short-Term Government Portfolio (formerly the DFA Five-YearGovernment Portfolio)

*           DFA Short-Term Municipal Bond Portfolio

*           U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      December 30, 2010.

(u)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re:
*           U.S. Targeted Value Portfolio

*           Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 126/127 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 28, 2011.

(v)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

* Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I and Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(w)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*	Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(x)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*	Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            August 25, 2011.

(y)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*	DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            September 7, 2011.

(z)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*	DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 135/136 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                2-73948 and 811-3258.

Filing Date:            October 18, 2011.

(i)	Legal Opinion.
(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 126/127 to Registrant’s Registration Statement on Form N-1A.

               File Nos.:                 2-73948 and 811-3258.

               Filing Date:             February 28, 2011.

(j)	Other Opinions.
(1)	Consent of PricewaterhouseCoopers
TO BE FILED BY AMENDMENT

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.
Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.
(1)	Form of Distribution Plan between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(2)	Form of Selected Dealer Agreement.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(n)	Plans pursuant to Rule 18f-3.
(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s RegistrationStatement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

(o)	Powers-of-Attorney.
(1)
On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 30, 2010.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 30, 2010.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	December 30, 2010.

(p)	Codes of Ethics.
(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 11, 2011.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30. INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio and DFA Investment Grade Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio and DFA Investment Grade Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.                      PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Kenneth Elmgren	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Eugene F. Fama, Jr.	Vice President	Vice President
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Kristina M. LaRusso	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Apollo D. Lupesco	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Carmen Palafox	Vice President	Vice President
Sonya K. Park	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Ted Randall	Vice President	Vice President
L. Jacobo Rodríguez	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Officer	Chairman, Director, President and Chief Officer
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Vice President and Chief Investment Officer	Director, Vice President and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

BNY Mellon Investment Servicing	301 Bellevue Parkway, Wilmington, DE 19809
ITEM 34.                      MANAGEMENT SERVICES.

None.

ITEM 35.                      UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 142/143 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 5th day of January, 2012.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:           /s/David G. Booth  *
          David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 142/143 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth * David G. Booth	President, Director, Chairman and Co-Chief Executive Officer	January 5, 2012
/s/Eduardo A. Repetto * Eduardo A. Repetto	Director, Co-Chief, Executive Officer and Chief Investment Officer	January 5, 2012
/s/David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	January 5, 2012
/s/George M. Constantinides * George M. Constantinides	Director	January 5, 2012
/s/John P. Gould * John P. Gould	Director	January 5, 2012
/s/Roger G. Ibbotson * Roger G. Ibbotson	Director	January 5, 2012
/s/Edward P. Lazear * Edward P. Lazear	Director	January 5, 2012
/s/Myron S. Scholes * Myron S. Scholes	Director	January 5, 2012
/s/Abbie J. Smith * Abbie J. Smith	Director	January 5, 2012

* By:       /s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)